SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

3.           SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.